SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Earnings Per Share) (Details) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Effect of Dilutive Securities, Shares Denominator										61,844,061	74,356,290	58,320,734	77,532,113	77,272,987
Net loss attributable to common stockholders, Net Income Numerator	$ (2,811,685)		$ 315,985							$ 22,123,084	$ 1,186,631	$ 136,200
Net loss attributable to common stockholders, Shares Denominator	163,588,214		156,948,937							163,237,401	156,012,479	148,989,308
Net loss attributable to common stockholders, Per Share Amount	$ (0.02)		$ 0				$ (0.01)	$ (0.01)	$ (0.03)	$ 0.13	$ 0.01	$ 0	$ (0.05)	$ (0.17)
Effect of Dilutive Securities, Options and warrants			6,898,257							1,692,277	11,955,978	5,558,098
Effect of Dilutive Securities, Restricted stock			344,918								344,918	20,604
Effect of Dilutive Securities, Preferred Stock			342,637								432,989
Diluted Earnings Per Share, Net Income Numerator												$ 136,200
Diluted Earnings Per Share, Shares Denominator	163,588,214		164,624,749							164,929,678	168,746,364	154,568,010	143,989,520	131,502,601
Earnings per share, diluted	$ (0.02)		$ 0				$ (0.01)	$ (0.01)	$ (0.03)	$ 0.13	$ 0.01	$ 0	$ (0.05)	$ (0.17)
Convertible Debt [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Effect of Dilutive Securities, Shares Denominator										2,706,250	1,837,500	2,067,721	2,928,751	607,143
Convertible preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Effect of Dilutive Securities, Shares Denominator										362,497	432,637	412,286	412,870	412,870
Options And Warrants To Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Effect of Dilutive Securities, Shares Denominator										58,659,372	71,941,106	55,781,331	73,873,095	75,983,470
Unvested Stock Grants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Effect of Dilutive Securities, Shares Denominator										115,942	145,047	59,396	317,397	269,504